Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Government Grants
Government grants received	$ 12,800	$ 9,600	$ 4,100
Government Assistance, Liability, Increase, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities, Other payables and accruals	Other non-current liabilities, Other payables and accruals	Other non-current liabilities, Other payables and accruals
Government grants recognized	$ 15,421	$ 4,351	$ 4,188
Research and development expenses
Government Grants
Government grants recognized	$ 6,451	$ 1,256	$ 1,054
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and development expenses	Research and development expenses	Research and development expenses
Other income
Government Grants
Government grants recognized	$ 8,970	$ 3,095	$ 3,134
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income	Other income	Other income